Organization - Schedule of Assets and Liabilities of VIEs (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total current assets	¥ 11,690,476,076	$ 1,791,643,843	¥ 17,023,490,766
Total non-current assets	1,707,555,634	261,694,350	1,338,112,804
Total assets	13,398,031,710	2,053,338,193	18,361,603,570
Total current liabilities	472,608,238	72,430,383	3,897,321,228
Total non-current liabilities	1,015,579,621	155,644,386	2,540,230,713
Total liabilities	1,488,187,859	228,074,769	6,437,551,941
Variable Interest Entity [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total current assets	11,044,967,048	1,692,715,256	14,884,330,679
Total non-current assets	1,316,328,345	201,736,145	967,471,254
Total assets	12,361,295,393	1,894,451,401	15,851,801,933
Total current liabilities	1,541,885,470	236,304,287	4,749,757,109
Total non-current liabilities	140,400,670	21,517,344	109,076,000
Total liabilities	1,682,286,140	257,821,631	4,858,833,109
Variable Interest Entity [Member] | Short term Loan Principal and Financing Service Fee Receivables [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total current assets	3,916,692,275	600,259,352	7,788,585,617
Variable Interest Entity [Member] | Other Current Assets [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total current assets	¥ 7,128,274,773	$ 1,092,455,904	¥ 7,095,745,062